United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—96.5%
		Consumer Discretionary—8.0%
37,100		Big Lots, Inc.	$1,859,081
455,975	[1]	Houghton Mifflin Harcourt Co.	7,126,889
142,600		Nexstar Broadcasting Group, Inc., Class A	6,784,908
207,800		Sinclair Broadcast Group, Inc.	6,204,908
241,400	[1]	Starz - Liberty Capital	7,222,688
80,900	[1]	Tempur Sealy International, Inc.	4,475,388
114,975	[1]	Tenneco, Inc.	5,358,985
187,525		Tribune Media Co.	7,347,230
245,329	[1]	WCI Communities, Inc.	4,146,060
		TOTAL	50,526,137
		Consumer Staples—4.1%
143,400		Energizer Holdings, Inc.	7,383,666
237,725		Snyders-Lance, Inc.	8,056,500
58,750	[1]	TreeHouse Foods, Inc.	6,030,688
195,969		Vector Group Ltd.	4,393,625
		TOTAL	25,864,479
		Energy—5.0%
270,550		Golar LNG Ltd.	4,193,525
1,430,175	[1]	McDermott International, Inc.	7,065,064
222,675		PBF Energy, Inc.	5,295,212
142,625		SemGroup Corp.	4,643,870
128,725		US Silica Holdings, Inc.	4,437,151
618,700	[1]	WPX Energy, Inc.	5,760,097
		TOTAL	31,394,919
		Financials—38.7%
186,948		Argo Group International Holdings Ltd.	9,702,601
69,700		Aspen Insurance Holdings Ltd.	3,232,686
581,525		BGC Partners, Inc., Class A	5,065,083
468,825		CNO Financial Group, Inc.	8,185,684
104,675		Chemical Financial Corp.	3,903,331
326,000		Colony Capital, Inc., Class A	5,004,100
170,175	[1]	Colony Starwood Homes	5,176,724
691,500		FNB Corp. (PA)	8,671,410
237,300		First American Financial Corp.	9,544,206
154,075		First Industrial Realty Trust	4,286,367
398,400		First Potomac Realty Trust	3,665,280
214,225	[1]	Flagstar Bancorp, Inc.	5,229,232
198,113		Flushing Financial Corp.	3,938,486
272,800		Great Western Bancorp, Inc.	8,604,112
290,150		Healthcare Realty Trust, Inc.	10,152,348
218,575		Highwoods Properties, Inc.	11,540,760
449,350	[1]	Hilltop Holdings, Inc.	9,431,856
517,000		Invesco Mortgage Capital, Inc.	7,077,730
409,800		Kite Realty Group Trust	11,486,694
262,475		LaSalle Hotel Properties	6,189,161
496,525		Lexington Realty Trust	5,019,868
312,650		MB Financial, Inc.	11,342,942
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
628,445		Maiden Holdings Ltd.	$7,692,167
587,650		New Residential Investment Corp.	8,133,076
365,375		Popular, Inc.	10,705,487
741,025		Radian Group, Inc.	7,721,480
370,878		Synovus Financial Corp.	10,751,753
428,550		Talmer Bancorp, Inc.	8,215,303
119,750		Validus Holdings Ltd.	5,818,653
275,725		WSFS Financial Corp.	8,875,588
189,350		Webster Financial Corp. Waterbury	6,428,433
222,675	[1]	Western Alliance Bancorp	7,270,339
122,175		Wintrust Financial Corp.	6,230,925
		TOTAL	244,293,865
		Health Care—6.5%
74,100	[1]	Amsurg Corp.	5,745,714
218,575	[1]	Capital Senior Living Corp.	3,862,220
101,325	[1]	Emergent Biosolutions, Inc.	2,849,259
96,100	[1]	Integra Lifesciences Holdings Corp.	7,666,858
124,025	[1]	Medicines Co.	4,170,961
200,700		Owens & Minor, Inc.	7,502,166
52,750	[1]	Wellcare Health Plans, Inc.	5,659,020
199,466	[1]	Wright Medical Group, Inc.	3,464,724
		TOTAL	40,920,922
		Industrials—13.8%
293,350		Actuant Corp.	6,632,644
245,045		Barnes Group, Inc.	8,115,890
216,325	[1]	Colfax Corp.	5,723,960
122,650		Curtiss Wright Corp.	10,333,262
525,425		Donnelley (R.R.) & Sons Co.	8,890,191
60,900		Dun & Bradstreet Corp.	7,420,056
84,750		Joy Global, Inc.	1,791,615
26,525		MSC Industrial Direct Co.	1,871,604
750,275		Mueller Water Products, Inc.	8,568,140
84,334		Unifirst Corp.	9,759,130
146,050	[1]	WESCO International, Inc.	7,520,115
203,100		Werner Enterprises, Inc.	4,665,207
107,725		Woodward, Inc.	6,209,269
		TOTAL	87,501,083
		Information Technology—9.5%
187,775	[1]	Arris International PLC	3,935,764
424,175	[1]	Benchmark Electronics, Inc.	8,971,301
221,275		Brooks Automation, Inc.	2,482,706
316,150	[1]	CIENA Corp.	5,927,812
429,550		Cypress Semiconductor Corp.	4,531,753
69,700	[1]	ePlus, Inc.	5,700,763
378,475		Evertec, Inc.	5,881,501
286,950	[1]	II-VI, Inc.	5,383,182
134,325	[1]	Infoblox, Inc.	2,519,937
124,150		MKS Instruments, Inc.	5,345,899
170,600	[1]	Q2 Holdings, Inc.	4,780,212
48,450		Synnex Corp.	4,594,029
		TOTAL	60,054,859
2

Shares			Value
		COMMON STOCKS—continued
		Materials—5.1%
339,300		Commercial Metals Corp.	$5,734,170
385,650		Olin Corp.	9,579,546
390,200	[1]	Owens-Illinois, Inc.	7,027,502
55,825		Scotts Miracle-Gro Co.	3,902,726
285,096	[1]	Summit Materials, Inc.	5,833,064
		TOTAL	32,077,008
		Utilities—5.8%
282,350		Aqua America, Inc.	10,068,601
152,400	[1]	Dynegy, Inc.	2,627,376
293,500		Portland General Electric Co.	12,949,220
152,075	[1]	Spire, Inc.	10,772,993
		TOTAL	36,418,190
		TOTAL COMMON STOCKS (IDENTIFIED COST $554,934,858)	609,051,462
		INVESTMENT COMPANY—3.6%
		Financials—3.6%
22,625,420	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[3] (AT NET ASSET VALUE)	22,625,420
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $577,560,278)[4]	631,676,882
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(441,666)
		TOTAL NET ASSETS—100%	$631,235,216
1	Non-income-producing security.
2	Affiliated holding.

Transactions involving the affiliated holding during the period ended June 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/31/15	18,212,953
Purchases/Additions	230,142,001
Sales/Reductions	(225,729,534)
Balance of Shares Held 6/30/2016	22,625,420
Value	$22,625,420
Dividend Income	$61,731
3	7-day net yield.
4	At June 30, 2016, the cost of investments for federal tax purposes was $577,560,278. The net unrealized appreciation of investments for federal tax purposes was $54,116,604. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,482,047 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,365,443.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
3

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4
Federated Clover Value Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—88.2%
		Consumer Discretionary—8.3%
888,500	[1]	Liberty Interactive Corp. QVC Group	$22,541,245
637,600	[1]	Toll Brothers, Inc.	17,157,816
419,700		Viacom, Inc., Class B	17,404,959
		TOTAL	57,104,020
		Consumer Staples—5.9%
140,000		CVS Health Corp.	13,403,600
321,400		Procter & Gamble Co.	27,212,938
		TOTAL	40,616,538
		Energy—10.9%
951,600		BP PLC, ADR	33,791,316
348,000	[1]	Newfield Exploration Co.	15,374,640
536,700		Suncor Energy, Inc.	14,882,691
210,000		Technip SA	11,421,318
		TOTAL	75,469,965
		Financials—18.8%
248,300		American International Group, Inc.	13,132,587
1,412,200		Bank of America Corp.	18,739,894
645,600		Bank of New York Mellon Corp.	25,081,560
502,500		Brixmor Property Group, Inc.	13,296,150
391,100		Discover Financial Services	20,959,049
662,219		Hartford Financial Services Group, Inc.	29,389,279
812,800		KeyCorp	8,981,440
		TOTAL	129,579,959
		Health Care—12.3%
535,600		Abbott Laboratories	21,054,436
161,200		Gilead Sciences, Inc.	13,447,304
648,800		Pfizer, Inc.	22,844,248
196,000		UnitedHealth Group, Inc.	27,675,200
		TOTAL	85,021,188
		Industrials—17.0%
813,000		CSX Corp.	21,203,040
321,400		Caterpillar, Inc.	24,365,334
363,600		Eaton Corp. PLC	21,717,828
520,900		Ingersoll-Rand PLC, Class A	33,170,912
248,700		Waste Management, Inc.	16,481,349
		TOTAL	116,938,463
		Information Technology—8.3%
510,200		Hewlett Packard Enterprise Co.	9,321,354
760,000	[1]	PayPal Holdings, Inc.	27,747,600
992,500		Symantec Corp.	20,385,950
		TOTAL	57,454,904
		Materials—2.1%
799,500	[1]	Owens-Illinois, Inc.	14,398,995
		Telecommunication Services—4.6%
358,200		AT&T, Inc.	15,477,822
1

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
3,266,800		Frontier Communications Corp.	$16,137,992
		TOTAL	31,615,814
		TOTAL COMMON STOCKS (IDENTIFIED COST $555,122,063)	608,199,846
		EXCHANGE-TRADED FUNDS—6.4%
49,900		iShares Nasdaq Biotechnology	12,841,266
300,800		iShares Russell 1000 Value Index Fund	31,060,608
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $42,975,772)	43,901,874
		INVESTMENT COMPANY—3.6%
25,181,517	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.43%[3] (AT NET ASSET VALUE)	25,181,517
		TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $623,279,352)[4]	677,283,237
		OTHER ASSETS AND LIABILITIES - NET—1.8%[5]	12,086,738
		TOTAL NET ASSETS—100%	$689,369,975
1	Non-income-producing security.
2	Affiliated holding.

Transactions involving the affiliated holding during the period ended June 30, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/15	27,502,100
Purchases/Additions	219,976,950
Sales/Reductions	(222,297,533)
Balance of Shares Held 6/30/2016	25,181,517
Value	$25,181,517
Dividend Income	$57,037
3	7-day net yield.
4	At June 30, 2016, the cost of investments for federal tax purposes was $623,279,352. The net unrealized appreciation of investments for federal tax purposes was $54,003,885. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,659,779 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,655,894.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
2

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$493,215,781	$—	$—	$493,215,781
International	103,562,747	11,421,318	—	114,984,065
Exchange-Traded Funds	43,901,874	—	—	43,901,874
Investment Company	25,181,517	—	—	25,181,517
TOTAL SECURITIES	$665,861,919	$11,421,318	$—	$677,283,237
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—68.1%
		Consumer Discretionary—1.1%
7,000		L Brands, Inc.	$469,910
40,000		Pearson PLC	521,687
215,000		Shaw Communications, Inc., Class B	4,127,094
14,000		V.F. Corp.	860,860
		TOTAL	5,979,551
		Consumer Staples—6.9%
18,000		Altria Group, Inc.	1,241,280
117,000		Nestle S.A.	9,024,875
11,000		Philip Morris International, Inc.	1,118,920
157,000		Procter & Gamble Co.	13,293,190
163,000		Wal-Mart Stores, Inc.	11,902,260
		TOTAL	36,580,525
		Energy—3.2%
24,000		Chevron Corp.	2,515,920
17,000	[1]	Concho Resources, Inc.	2,027,590
21,000	[1]	Diamondback Energy, Inc.	1,915,410
23,000		EOG Resources, Inc.	1,918,660
36,000		EQT Midstream Partners LP	2,890,800
100,000		Enterprise Products Partners LP	2,926,000
27,023		Keyera Corp.	826,618
14,000		Pioneer Natural Resources, Inc.	2,116,940
		TOTAL	17,137,938
		Financials—10.3%
58,000		American Campus Communities, Inc.	3,066,460
69,000	[1]	Berkshire Hathaway, Inc.	9,990,510
14,000		Coresite Realty Corp.	1,241,660
45,000		Crown Castle International Corp.	4,564,350
20,000		Cubesmart	617,600
47,000		DCT Industrial Trust, Inc.	2,257,880
60,000		Education Realty Trust, Inc.	2,768,400
127,000		Empire State Realty Trust, Inc.	2,411,730
3,000		Essex Property Trust, Inc.	684,270
3,000		JPMorgan Chase & Co.	186,420
100,000		Lexington Realty Trust	1,011,000
148,000		Physicians Realty Trust	3,109,480
75,000		Rayonier, Inc.	1,968,000
8,500		State Street Corp.	458,320
45,000		Sun Communities, Inc.	3,448,800
75,000		Terreno Realty Corp.	1,940,250
95,000		U.S. Bancorp	3,831,350
199,000		Wells Fargo & Co.	9,418,670
47,000		Weyerhaeuser Co.	1,399,190
		TOTAL	54,374,340

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—14.3%
37,000		Amgen, Inc.	$5,629,550
195,000		Eli Lilly & Co.	15,356,250
575,000		GlaxoSmithKline PLC	12,361,516
248,500		Merck & Co., Inc.	14,316,085
439,500		Pfizer, Inc.	15,474,795
297,000		Sanofi, ADR	12,429,450
		TOTAL	75,567,646
		Industrials—8.0%
10,000		Aeroports de Paris	1,106,038
34,254		BBA Group PLC	101,466
89,000		Boeing Co.	11,558,430
268,500		Emerson Electric Co.	14,004,960
148,500		Norfolk Southern Corp.	12,641,805
312,651		Transurban Group	2,804,149
		TOTAL	42,216,848
		Information Technology—5.6%
161,000		Apple, Inc.	15,391,600
266,000		Qualcomm, Inc.	14,249,620
		TOTAL	29,641,220
		Materials—2.4%
62,000		Agnico Eagle Mines Ltd.	3,317,000
115,000	[1]	Detour Gold Corp.	2,876,892
170,000	[1]	Lundin Mining Corp.	573,706
70,000		Newmont Mining Corp.	2,738,400
60,000		Rio Tinto PLC, ADR	1,878,000
75,000		Tahoe Resources, Inc.	1,123,302
		TOTAL	12,507,300
		Telecommunication Services—4.9%
28,000		AT&T, Inc.	1,209,880
2,550,000		Telstra Corp. Ltd.	10,612,209
249,000		Verizon Communications, Inc.	13,904,160
		TOTAL	25,726,249
		Utilities—11.4%
35,000		American Water Works Co., Inc.	2,957,850
75,000		Aqua America, Inc.	2,674,500
85,000		California Water Service Group	2,969,050
191,000		Dominion Resources, Inc.	14,884,630
174,000		Duke Energy Corp.	14,927,460
411,000		FirstEnergy Corp.	14,348,010
60,000		Pennon Group PLC	757,546
122,000		Southern Co.	6,542,860
		TOTAL	60,061,906
		TOTAL COMMON STOCKS (IDENTIFIED COST $341,133,485)	359,793,523
		PURCHASED PUT OPTION—0.0%
300	[1]	SPDR S&P 500 ETF Trust, Strike Price: $207.00, Expiration Date: 7/15/2016 (IDENTIFIED COST $98,100)	41,400

Shares, Contracts or Principal Amount			Value
		U.S. TREASURIES—30.3%
		U.S. Treasury Bill—3.8%
$20,000,000	[2]	United States Treasury Bill, 0.381%,12/29/2016	$19,965,308
		U.S. Treasury Notes—26.5%
130,000,000	[3]	United States Treasury Note, 0.500%, 1/31/2017	130,055,861
10,000,000	[3]	United States Treasury Note, 4.875%, 8/15/2016	10,055,029
		TOTAL	140,110,890
		TOTAL U.S. TREASURIES (IDENTIFIED COST $160,058,644)	160,076,198
		INVESTMENT COMPANY—21.3%
112,367,094	[4]	Federated Government Obligations Fund, Premier Shares, 0.30%[5] (AT NET ASSET VALUE)	112,367,094
		TOTAL INVESTMENTS—119.7% (IDENTIFIED COST $613,657,323)[6]	632,278,215
		OTHER ASSETS AND LIABILITIES - NET—(19.7)%[7]	(104,255,007)
		TOTAL NET ASSETS—100%	$528,023,208
SECURITIES SOLD SHORT
Shares		Value
20,000	Akamai Technologies, Inc.	$1,118,600
37,000	Anheuser-Busch InBev NV, ADR	4,872,160
46,000	Autodesk, Inc.	2,490,440
61,000	AutoNation, Inc.	2,865,780
15,000	Avalonbay Communities, Inc.	2,705,850
151,000	Best Buy Co., Inc.	4,620,600
49,500	BorgWarner, Inc.	1,461,240
47,500	Brown-Forman Corp., Class B	4,738,600
26,500	Campbell Soup Co.	1,763,045
49,500	CarMax, Inc.	2,426,985
116,000	Charles Schwab Corp.	2,935,960
36,500	Check Point Software Technologies Ltd.	2,908,320
2,000	Chipotle Mexican Grill, Inc.	805,520
21,500	Cintas Corp.	2,109,795
162,000	Cisco Systems, Inc.	4,647,780
190,000	Consumer Staples Select Sector SPDR Fund	10,478,500
36,000	Costco Wholesale Corp.	5,653,440
32,000	Cummins, Inc.	3,598,080
33,000	Darden Restaurants, Inc.	2,090,220
56,500	Dick's Sporting Goods, Inc.	2,545,890
18,500	Domino's Pizza, Inc.	2,430,530
220,000	Energy Select Sector SPDR	15,012,800
51,000	Estee Lauder Cos., Inc., Class A	4,642,020
90,000	Fastenal Co.	3,995,100
2,277,000	Financial Select Sector SPDR Fund	51,983,910
236,979	Flextronics International Ltd.	2,796,352
72,000	Foot Locker, Inc.	3,949,920
14,000	Halliburton Co.	634,060
110,000	Hanesbrands, Inc.	2,764,300
450,000	Health Care Select Sector SPDR Fund	32,274,000
30,000	Henry Jack & Associates, Inc.	2,618,100
20,500	Illumina, Inc.	2,877,790

Shares		Value
210,000	Industrial Select Sector SPDR	$11,751,600
137,000	Intel Corp.	4,493,600
50,000	Interactive Brokers Group, Inc., Class A	1,770,000
80,000	iShares Nasdaq Biotechnology Index Fund	20,587,200
52,000	iShares Russell 2000 ETF	5,978,440
103,000	iShares U.S. Home Construction ETF	2,847,950
23,500	IBM Corp.	3,566,830
55,000	Knight Transportation, Inc.	1,461,900
28,500	Lear Corp.	2,900,160
58,500	Level 3 Communications, Inc.	3,012,165
40,500	Lululemon Athletica Inc.	2,991,330
340,000	Materials Select Sector SPDR Trust	15,755,600
34,500	Microsoft Corporation	1,765,365
107,500	Nike, Inc., Class B	5,934,000
30,500	Nordstrom, Inc.	1,160,525
49,000	Old Dominion Freight Lines, Inc.	2,955,190
50,000	Paychex, Inc.	2,975,000
52,500	PowerShares QQQ Trust	5,645,850
55,000	PACCAR, Inc.	2,852,850
26,000	Rockwell Automation, Inc.	2,985,320
8,000	Salesforce.com, Inc.	635,280
15,000	Schlumberger Ltd.	1,186,200
24,000	Simon Property Group, Inc.	5,205,600
49,000	Sonoco Products Co.	2,433,340
28,000	SAP SE, ADR	2,100,560
266,000	SPDR S&P 500 ETF TRUST	55,734,980
277,000	SPDR S&P Retail ETF	11,622,920
270,000	Technology Select Sector SPDR Fund	11,707,200
11,000	Transdigm Group, Inc.	2,900,590
51,000	T-Mobile USA, Inc.	2,206,770
77,500	Under Armour, Inc., Class A	3,110,075
174,000	Urban Outfitters, Inc.	4,785,000
86,000	UDR, Inc.	3,175,120
55,000	Vanguard REIT ETF	4,876,850
42,000	Verisign, Inc.	3,631,320
58,000	Wabtec Corp.	4,073,340
154,000	Western Union Co.	2,953,720
18,000	Whirlpool Corp.	2,999,520
36,500	Whole Foods Market, Inc.	1,168,730
23,000	Williams-Sonoma, Inc.	1,198,990
31,500	Workday, Inc.	2,352,105
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $415,938,865)	$426,264,772
At June 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1S&P 500 Index Short Futures	495	$258,662,250	September 2016	$(5,799,921)
The average notional value of short futures contracts held by the Fund throughout the period was $183,424,075. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.

At June 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
7/1/2016	Credit Agricole CIB	209,457 GBP	$281,216	$(2,377)
7/5/2016	Commonwealth Bank of Australia	1,967,702 CAD	$1,518,874	$4,174
Contracts Sold:
7/22/2016	Bank of America, N.A.	8,334,201 GBP	$12,000,000	$903,654
9/21/2016	Barclays Bank PLC	13,579,576 AUD	$10,000,000	$(99,222)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$806,229
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $38,679 and $92,257, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of purchased put options held by the Fund throughout the period was $43,915. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on the Value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities–Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holding.
Transactions involving the affiliated holdings during the period ended June 30, 2016, were as follows:
	Federated Government Obligations Fund, Premier Shares	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/31/2015	—	72,819,466
Purchases/Additions	283,741,675	436,784,066
Sales/Reductions	(171,374,581)	(509,603,532)
Balance of Shares Held 6/30/2016	112,367,094	—
Value	$112,367,094	$—
Dividend Income	$10,738	$17,051
5	7-day net yield.
6	At June 30, 2016, the cost of investments for federal tax purposes was $613,657,323. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; c) futures contracts; and (d) short sales was $18,620,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,226,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,605,650.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of securities sold short.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$295,351,976	$—	$—	$295,351,976
International	27,152,062	37,289,485	—	64,441,547
Purchased Put Option	41,400	—	—	41,400
Debt Securities:
U.S. Treasuries	—	160,076,198	—	160,076,198
Investment Company	112,367,094	—	—	112,367,094
TOTAL SECURITIES	$434,912,532	$197,365,683	$—	$632,278,215
Other Financial Instruments[1]
Assets	$4,174	$903,654	$—	$907,828
Liabilities	(432,067,070)	(99,222)	—	(432,166,292)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(432,062,896)	$804,432	$—	$(431,258,464)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
ETF	—Exchange -Traded Fund
GBP	—Great British Pound
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016